SUBSEQUENT EVENTS (Details) - USD ($) $ in Thousands	1 Months Ended				6 Months Ended
	Aug. 31, 2018	Jul. 24, 2018	Apr. 30, 2018	Feb. 28, 2018	Jun. 30, 2018
Dividend paid			$ 5,000	$ 5,000	$ 5,000
Dividends payable date			2018-07	2018-04
Road Track Holding [Member] | Subsequent Event [Member]
Amount paid to shareholders		$ 91,700
Net value of acquisition		113,000
Amount paid in cash		75,700
Additional amount paid to company share		$ 12,000
Percentage of business acquired		81.30%
Dividend paid	$ 5,000
Dividends payable date	2018-08
Road Track Holding [Member] | Subsequent Event [Member] | Senior Management [Member]
Equity bonus announced over next three year		$ 4,000